Schedule of Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 14,255,844	$ 15,489,624	$ 17,247,071
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	4,814,410	4,556,892
Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	9,201,641	10,709,817
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 239,793	$ 222,915